Restructuring Charges (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) office	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) office	Dec. 31, 2016 USD ($)
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 2,883	$ 3,117	$ 5,059	$ 22,921
Number of offices closed | office		2		2
Restructuring liability	$ 1,400		$ 1,400		$ 5,600